Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 9 - Cash and Cash Equivalents

Composition

	December 31,
	2018	2019
	NIS millions	NIS millions
Bank balances	50	56
Call deposits	1,152	950
	1,202	1,006

The Group's exposure to interest rate risk and sensitivity analysis for financial assets and liabilities are disclosed in Note 23.